Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from construction activities	S/ 2,451,067	S/ 2,467,477	S/ 1,854,819
Revenue from services provided	1,104,900	1,094,439	936,485
Revenue from real estate and sale of goods	849,157	579,482	394,249
Total revenue from ordinary activities arising from contracts with customers	4,405,124	4,141,398	3,185,553
Cost
Cost of construction activities	(2,465,279)	(2,373,482)	(1,792,719)
Cost of services provided	(926,076)	(900,317)	(807,113)
Cost of real estate and sale of goods	(566,138)	(454,484)	(308,339)
Cost of sales and services	(3,957,493)	(3,728,283)	(2,908,171)
Gross profit	447,631	413,115	277,382
Administrative expenses	(162,598)	(179,613)	(134,013)
Other income and expenses	(290,614)	(4,477)	(181,182)
Operating (loss) profit	(5,581)	229,025	(37,813)
Financial expenses	(156,474)	(196,415)	(141,803)
Financial income	15,454	2,646	6,582
Interest for present value of financial asset or liability	(86,014)	(63,032)	28,182
Share of the profit or loss of associates and joint ventures accounted for using the equity method	1,907	(861)	770
Loss before income tax	(230,708)	(28,637)	(144,082)
Income tax expense	(131,346)	(46,405)	(54,172)
Loss from continuing operations	(362,054)	(75,042)	(198,254)
Loss from discontinued operation, net of tax		(26,774)	(16,924)
Loss for the year	(362,054)	(101,816)	(215,178)
(Loss) profit attributable to:
Controlling interest in the Company	(451,151)	(141,770)	(241,397)
Non-controlling interest	89,097	39,954	26,219
(Loss) profit attributable, total	S/ (362,054)	S/ (101,816)	S/ (215,178)
Loss per share attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	S/ (0.403)	S/ (0.163)	S/ (0.277)
Diluted loss per share attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	(0.377)	(0.142)
Loss per share from continuing operations attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	(0.403)	(0.132)	S/ (0.257)
Diluted loss per share from continuing operations attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	S/ (0.377)	S/ (0.115)